Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

17) Related party transactions

In accordance with IAS 24, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

The remuneration of directors and other members of key management personnel during the year was as follows:

	Year ended
	December 31,	December 31,
	2022	2021
Short-term benefits	$3,499	$3,879
Share-based payments	2,285	2,428
Total	$5,784	$6,307

Refer to note 19 for additional commitments with management.